Intangible Assets - Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jan. 31, 2020		Jul. 31, 2019
Disclosure of detailed information about intangible assets [line items]
For the 6 months ended 31 July 2020	$ 28,293	$ 32,431
Additions/Adjustments	86	(2,310)	[1]
Amortisation expense	(228)	(589)
Impairment	(1,253)	(1,564)
Foreign exchange movements	(501)	325
Closing value at 31 July 2020	26,397	28,293		$ 32,431
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
For the 6 months ended 31 July 2020
Additions/Adjustments			[1]
Amortisation expense
Impairment
Foreign exchange movements
Closing value at 31 July 2020
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
For the 6 months ended 31 July 2020	21,662	24,202
Additions/Adjustments		(2,310)	[1]
Amortisation expense	(228)	(589)
Impairment
Foreign exchange movements	(664)	359
Closing value at 31 July 2020	20,770	21,662		24,202
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
For the 6 months ended 31 July 2020	6,631	8,229
Additions/Adjustments			[1]
Amortisation expense
Impairment	(1,253)	(1,564)		(2,130)
Foreign exchange movements	166	(34)
Closing value at 31 July 2020	5,544	6,631		8,229
Software & Website [Member]
Disclosure of detailed information about intangible assets [line items]
For the 6 months ended 31 July 2020
Additions/Adjustments	86		[1]
Amortisation expense
Impairment				(202)
Foreign exchange movements	(3)
Closing value at 31 July 2020	$ 83

[1]	During the second half of last year, a financial liability relating to a shareholder loan on the balance sheet of Frederick's of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was de-recognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest which was NZ$0.2m.